INVENTORY - (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Finished goods	$ 79,376	$ 64,539	$ 51,274
Inventory allowances	(25,752)	(25,316)	(22,820)
Inventory, net	53,624	39,223	28,454
Surgical and Medical Instruments [Member]
Inventory [Line Items]
Inventory, net	$ 8,339	$ 5,285	$ 3,761